Offerings	Aug. 08, 2024 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.750% Notes due 2027
Amount Registered | shares	600,000,000
Proposed Maximum Offering Price per Unit	0.99818
Maximum Aggregate Offering Price	$ 598,908,000
Fee Rate	0.01476%
Amount of Registration Fee	$ 88,398.82
Offering Note
This registration fee table shall be deemed to update the “Calculation of Filing Fee Tables” in Quanta Services, Inc.’s Registration Statement on Form S-3 (File No. 333-281209) in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.250% Notes due 2034
Amount Registered | shares	650,000,000
Proposed Maximum Offering Price per Unit	0.99409
Maximum Aggregate Offering Price	$ 646,158,500
Fee Rate	0.01476%
Amount of Registration Fee	$ 95,372.99
Offering Note
This registration fee table shall be deemed to update the “Calculation of Filing Fee Tables” in Quanta Services, Inc.’s Registration Statement on Form S-3 (File No. 333-281209) in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended.